UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton
Developing Markets
Trust
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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SHAREHOLDER LETTER
Dear Shareholder:
The inflation genie is out of the bottle and is a multi-layered challenge for policymakers. Rising energy, food and wage
costs are combining to raise inflation expectations, which
if left unchecked could destabilize the global economy.
Our base case for emerging markets (EM) is built on the
reality they entered this current downturn in better health
than prior cycles. Corporate leverage is lower, financial
sector and other reforms have been implemented, and
most policymakers are pursuing orthodox monetary and
fiscal policies to address challenges. Nonetheless, we
acknowledge the range and probability of alternative
scenarios has increased.
In contrast to some other market observers expecting a
contraction in EM earnings in 2023, at the start of this year we highlighted the likelihood of a recovery driven by India
and China. China’s flexible policy response and India’s
resilient gross domestic product outlook mean a recovery
remains our base case. China’s transition to a dynamic zero-
COVID policy signals an easing of some, but not all, the risks associated with its management of the virus. Factories are
reopening, port bottlenecks are easing, and there are signs
that supply chain disruptions are diminishing.
EM central banks moved to raise interest rates ahead of
their developed market peers to address price pressures
stemming from excess demand. The Brazilian central bank
first raised the Selic target rate in March 2021. India, Poland and other emerging markets have followed suit with rate
hikes. Chinese policymakers were also prudent in curbing
excess demand early, creating room for policy easing to
stimulate growth at this moment.
Investors’ flight to safety away from EMs toward the relative safety of U.S. dollar-based assets is a phenomenon we
have witnessed in prior cycles. Nevertheless, markets have
recognized the new reality, as reflected in the unusually
low level of volatility in EM currencies relative to developed markets, and EM equity market outperformance relative to
developed markets in 2022.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Developing Markets Trust’s semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Semiannual Report

Contents
Semiannual Report
Templeton Developing Markets Trust 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 19
Notes to Financial Statements 23
Shareholder Information 34
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Templeton Developing Markets Trust
This semiannual report for Templeton Developing Markets
Trust covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80% of
its net assets in securities of companies located or operating in “developing market countries,” as defined in the Fund’s
prospectus.
Performance Overview
The Fund’s Class A shares posted a -22.22% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI Emerging Markets (EM)
Index-NR, which measures global emerging market stock
performance, posted a -17.63% cumulative total return
for the same period.
1
Please note, index performance
is provided for reference and we do not attempt to track
an index but rather undertake investments on the basis
of fundamental research. In addition, the Fund’s return
reflects the effect of fees and expenses for professional
management, while an index does not have such costs.
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Emerging market economies continued to grow during the
six months ended June 30, 2022, though high levels of
inflation, the spread of the Omicron variant of COVID-19
and Russia’s invasion of Ukraine restrained growth. Many
emerging market central banks raised their benchmark
interest rates to stem inflation, continuing a trend that started in early 2021. During the period, emerging market equities
were hurt by investor concerns about Russia’s invasion
of Ukraine, rising inflation and accompanying interest-
rate hikes, and Chinese government regulations targeting
technology companies.
Regarding individual countries, China’s year-on-year
economic growth rate accelerated in the first quarter of
2022, though poor retail sales and employment figures in
March raised the possibility of an economic slowdown in the
near future. Taiwan’s year-on-year growth rate moderated
in 2022’s first quarter, with private spending slowing and
government spending contracting. South Korea’s year-on-
year growth rate moderated in the first quarter of 2022, as
investment and spending weakened amidst government
restrictions to slow the spread of COVID-19. India’s year-
on-year growth moderated in 2022’s first quarter, dragged
down by outbreaks of the Omicron variant, high energy
prices and supply chain disruptions. Russia’s year-on-year
growth rate moderated in 2022’s first quarter as domestic
spending weakened amid widespread international sanctions
imposed in response to the country’s invasion of Ukraine.
Brazil’s year-on-year growth rate accelerated slightly in
the first quarter of 2022, in part due to an increase in
private spending spurred by the lifting of COVID-19-related
restrictions. Overall growth was constrained by net negative trade, as imports outpaced exports.
Turning to specific countries’ monetary policies, the People’s
Bank of China lowered its benchmark loan prime rate once
during the period in an ongoing effort to spur growth in the face of COVID-19-related headwinds and high commodity
prices. In contrast, the central banks of Taiwan, South Korea and India all raised their benchmark interest rates multiple times to stem rising inflation. Russia’s central bank raised its
Geographic Composition
6/30/22
% of Total
Net Assets
Asia 80.8%
Latin America & Caribbean 10.6%
North America 3.6%
Europe 2.2%
Middle East & Africa 1.0%
Short-Term Investments & Other Net Assets 1.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

Templeton Developing Markets Trust

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Semiannual Report
benchmark interest rate twice in February 2022, including
more than doubling its rate to offset ruble devaluation
caused by sanctions imposed against the country following
its invasion of Ukraine. In subsequent months, the central
bank cut the benchmark rate multiple times, ending the
period slightly higher than where it started. The central bank of Brazil raised its benchmark interest rate four times during the period, bringing the number of consecutive raises to 11
as the country battles persistent high inflation.
In this environment, emerging market stocks, as measured
by the MSCI EM Index-NR, posted a -17.63% total return
for the six months ended June 30, 2022.
1
Chinese equities
declined during period due to regulatory pressure on
technology companies, a slowdown in the property market
and new COVID-19 outbreaks. Larger losses were prevented
by modest gains in the second half of the period, sparked by better-than-expected macroeconomic data, reduced COVID-
19-related restrictions and fiscal policy support. Taiwanese equities fell significantly during the period on expectations of weakening global demand for consumer electronics and
a broader global selloff of growth stocks. Russian equities
declined significantly in the first two months of 2022 in the run-up to Russia’s invasion of Ukraine. In March, major index providers MSCI and FTSE Russell zero-valued Russian
equities and dropped them from their benchmarks following
the Russian government closing access to its stock markets.
Brazilian equities rose slightly during the period. Valuations shot up in 2022’s first quarter due to high foreign inflows and high commodity prices, but most of those gains were given
back in the second quarter as rising fuel costs and inflation heightened the risk of social unrest.
Investment Strategy
We employ a fundamental, research-driven, long-term
approach, focusing on companies with sustainable earnings
power that are trading at a discount to intrinsic worth. In
assessing individual investment opportunities, we consider
a variety of factors, including a company’s profit and loss
outlook, balance sheet strength, cash flow trends and
asset value in relation to the current price of the company’s securities. We also focus on incorporating environmental,
social and governance (ESG) factors throughout the
investment process, including the Fund’s security-selection
and portfolio construction process.
Manager’s Discussion
Key stock contributors to absolute performance during the
reporting period were Daqo New Energy, Guangzhou Tinci
Materials Technology and B3.
Daqo New Energy is a Chinese producer of polysilicon,
which is a major raw material for solar panels. Shares
benefited from robust 2022 first-quarter earnings growth,
driven by higher sales volume and polysilicon prices, and
the approval of a US$120 million share repurchase program.
Growing demand for solar panels, as higher oil and natural
gas prices accelerate a shift to alternative energy sources, further boosted market confidence in the company. In our
view, Daqo’s cost competitiveness coupled with strong
polysilicon demand continues to anchor its business.
Guangzhou Tinci Materials Technology is a world-leading
supplier of electrolytes for electric vehicle (EV) batteries.
Although shares declined in early 2022 due to logistical
disruptions resulting from lockdowns in parts of China,
easing mobility restrictions coupled with strong quarterly
corporate results and a recovery in new EV sales in May led
to a recovery in the later part of the reporting period. The company reported record-high 2022 first-quarter earnings
driven by higher electrolyte price and sales volume growth,
while the announcement of a small share buyback program
further supported market sentiment in the stock.
B3 is Brazil’s leading financial market infrastructure
company, providing exchange and over-the-counter (OTC)
trading services for equities and derivatives. Its share price rose sharply in the first quarter of 2022, in line with Brazilian equities on expectations of higher trading volume and fund
inflows into the country’s financials markets. Investors turned more cautious in the second quarter, however, locking
in earlier gains amid a correction in the Brazilian market
and mixed first-quarter corporate results. We reduced our
position in the stock following its strong price appreciation earlier in the reporting period.
Top 10 Countries
6/30/22
a
% of Total
Net Assets
a a
China 30.8%
South Korea 20.6%
Taiwan 15.1%
India 9.4%
Brazil 8.3%
United States 3.6%
Thailand 2.0%
Mexico 1.9%
United Kingdom 1.5%
Hong Kong 1.3%

Templeton Developing Markets Trust

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Semiannual Report
In contrast, key detractors from absolute performance
included Samsung Electronics, Taiwan Semiconductor
Manufacturing Co. (TSMC) and several Russian holdings,
including LUKOIL, Sberbank of Russia and Yandex.
Shares in leading global semiconductor manufacturers
TSMC and South Korean-based Samsung Electronics
declined on concerns of weaker end-market demand for
information technology products. However, we remain
confident in TSMC’s technology leadership and its
dominance in developing cutting-edge chips and Samsung
Electronics’ solid market position in its key business areas.
Taking a long-term view, we believe both stocks are well
placed to benefit from sustained structural demand for
advanced chips driven by higher performance computing
(HPC), automotive applications and digitalization.
Operationally, TSMC’s 2022 first-quarter earnings and
second-quarter management guidance exceeded market
expectations. While Samsung Electronics reported solid
first-quarter operating profits, preliminary second-quarter
earnings were slightly below consensus mainly due to weak
smartphone and consumer electronics demand.
Before Russia’s invasion of Ukraine, we had maintained
our position in Russian stocks including LUKOIL, a major
Russian oil producer, Sberbank, one of the biggest banks
in the country, and Yandex, Russia’s largest search engine,
given the belief that diplomacy could resolve the issue.
However, Russian equities and the Russian ruble declined
sharply following Russia’s invasion of Ukraine and extensive sanctions from the rest of the world. We trimmed the
portfolio’s holding in Sberbank as a risk mitigation measure.
Moreover, index compilers MSCI and FTSE dropped Russia
from their benchmarks in early March at a zero-value, due
to non-fulfillment of market accessibility requirements.
Although trading in the domestic market resumed in late-
March, following a trading suspension on February 28, 2022,
foreigners remained barred from selling, while trading in
Russian American and Global Depositary Receipts (ADRs/
GDRs) listed in international exchanges also remained
suspended at the time of this writing. Given these facts, on
March 4, 2022, Russian company securities were fair valued
at zero by the Franklin Templeton Valuation Committee. In
concluding upon a zero value, the continued uncertainty in
the market, restrictions on trading the shares both onshore
and offshore, and a lack of any price discovery mechanism
to provide indications of residual value were all taken into account.
In the last six months, the portfolio increased its holdings in
Hong Kong, Brazil and U.S.-listed companies with significant exposure to emerging markets, as we continued to identify
companies with sustainable earnings power trading at
a discount to their intrinsic worth. In terms of sectors,
additions were undertaken in energy, health care, consumer
discretionary and materials.
New additions to the portfolio included Brazil’s national oil and gas company Petroleo Brasileiro (Petrobras), Hong
Kong-listed major power tool manufacturer Techtronic
Industries and South Korean EV battery manufacturer
LG Chem. We also added to our existing high-conviction
portfolio holdings with purchases in Genpact, a U.S.-listed
technology services company with significant exposure to
India, the previously mentioned Guangzhou Tinci Materials
Technology, and MediaTek, a major Taiwanese chip designer
for smartphones and other technology devices.
In contrast, the Fund reduced its investments in Taiwan,
China, South Korea and India. Sectors which experienced
the largest sales were information technology, financials,
communication services and real estate. In terms of key
sales, we trimmed our positions in several key holdings,
including the previously mentioned Samsung Electronics and
TSMC, major Chinese e-commerce company Alibaba Group
Holding, and leading Chinese internet services company
Tencent Holdings, to realign the portfolio. We also closed
positions in South Africa-based internet group Naspers and
Russian oil company Gazprom.
For the six months ended June 30, 2022, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s
investment in securities with non-U.S. currency exposure.
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 11.1%
Semiconductors & Semiconductor Equipment,
Taiwan
Samsung Electronics Co. Ltd. 8.8%
Technology Hardware, Storage & Peripherals,
South Korea
Alibaba Group Holding Ltd. 6.3%
Internet & Direct Marketing Retail, China
ICICI Bank Ltd. 6.2%
Banks, India
Tencent Holdings Ltd. 4.1%
Interactive Media & Services, China
MediaTek , Inc. 3.3%
Semiconductors & Semiconductor Equipment,
Taiwan
NAVER Corp. 3.1%
Interactive Media & Services, South Korea
Guangzhou Tinci Materials Technology Co. Ltd. 3.0%
Chemicals, China
China Merchants Bank Co. Ltd. 2.8%
Banks, China
LG Corp. 2.6%
Industrial Conglomerates, South Korea

Templeton Developing Markets Trust

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Semiannual Report
We thank you for your continued participation in Templeton
Developing Markets Trust and look forward to serving your
future investment needs.
Chetan Sehgal, CFA
Andrew Ness
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -22.22% -26.49%
1-Year -31.98% -35.71%
5-Year +6.38% +0.10%
10-Year +25.03% +1.68%
Advisor
6-Month -22.10% -22.10%
1-Year -31.77% -31.77%
5-Year +7.78% +1.51%
10-Year +28.38% +2.53%
See page 8 for Performance Summary footnotes.

Templeton Developing Markets Trust
Performance Summary

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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with developing markets are magnified in frontier markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impos-
sible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the fund may have to Russian issuers or issuers in other countries affected by the invasion.
1. The Fund has an expense reduction contractually guaranteed through 4/30/23. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.38% 1.54%
Advisor 1.13% 1.29%

Your Fund’s Expenses
Templeton Developing Markets Trust

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquir ed fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $777.80 $6.08 $1,017.95 $6.90 1.38%
C $1,000 $774.90 $9.37 $1,014.24 $10.63 2.13%
R $1,000 $777.00 $7.18 $1,016.71 $8.15 1.63%
R6 $1,000 $779.50 $4.41 $1,019.83 $5.01 1.00%
Advisor $1,000 $779.00 $4.98 $1,019.19 $5.66 1.13%

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.41 $25.42 $21.96 $18.17 $21.98 $15.82
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.17
c
0.13 0.32
d
0.20 0.15
Net realized and unrealized gains (losses) (5.13) (1.66) 3.94 4.46 (3.76) 6.21
Total from investment operations ........ (4.98) (1.49) 4.07 4.78 (3.56) 6.36
Less distributions from:
Net investment income .............. — (0.49) (0.26) (0.76) (0.25) (0.20)
Net realized gains ................. — (1.03) (0.35) (0.23) — —
Total distributions ................... — (1.52) (0.61) (0.99) (0.25) (0.20)
Net asset value, end of period .......... $17.43 $22.41 $25.42 $21.96 $18.17 $21.98
Total return
e
....................... (22.22)% (5.80)% 18.67% 26.39% (16.20)% 40.20%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.58% 1.54% 1.53% 1.52% 1.56% 1.73%
Expenses net of waiver and payments by
affiliates .......................... 1.38% 1.38% 1.38% 1.38% 1.34% 1.55%
g
Net investment income ............... 1.58% 0.64%
c
0.61% 1.57%
d
0.99% 0.76%
Supplemental data
Net assets, end of period (000’s) ........ $723,094 $969,062 $1,145,066 $1,067,300 $917,488 $1,178,838
Portfolio turnover rate ................ 9.19% 21.89% 18.58% 17.71% 9.96% 8.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.41%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.15%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.95 $24.83 $21.46 $17.75 $21.34 $15.38
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.07 (0.04)
c
(0.03) 0.20
d
0.08 —
e
Net realized and unrealized gains (losses) (5.01) (1.58) 3.82 4.32 (3.67) 6.01
Total from investment operations ........ (4.94) (1.62) 3.79 4.52 (3.59) 6.01
Less distributions from:
Net investment income .............. — (0.23) (0.07) (0.58) — (0.05)
Net realized gains ................. — (1.03) (0.35) (0.23) — —
Total distributions ................... — (1.26) (0.42) (0.81) — (0.05)
Net asset value, end of period .......... $17.01 $21.95 $24.83 $21.46 $17.75 $21.34
Total return
f
........................ (22.51)% (6.48)% 17.79% 25.42% (16.78)% 39.19%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 2.33% 2.29% 2.28% 2.27% 2.31% 2.48%
Expenses net of waiver and payments by
affiliates .......................... 2.13% 2.13% 2.13% 2.13% 2.09% 2.30%
h
Net investment income (loss) .......... 0.75% (0.15)%
c
(0.15)% 0.82%
d
0.24% 0.01%
Supplemental data
Net assets, end of period (000’s) ........ $20,858 $30,956 $48,429 $56,860 $63,116 $172,523
Portfolio turnover rate ................ 9.19% 21.89% 18.58% 17.71% 9.96% 8.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.38)%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.40%.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.

Templeton Developing Markets Trust
Financial Highlights
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $21.93 $24.96 $21.57 $17.86 $21.61 $15.57
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.13
c
0.07 0.29
d
0.15 0.10
Net realized and unrealized gains (losses) (5.02) (1.65) 3.88 4.36 (3.70) 6.09
Total from investment operations ........ (4.89) (1.52) 3.95 4.65 (3.55) 6.19
Less distributions from:
Net investment income .............. — (0.48) (0.21) (0.71) (0.20) (0.15)
Net realized gains ................. — (1.03) (0.35) (0.23) — —
Total distributions ................... — (1.51) (0.56) (0.94) (0.20) (0.15)
Net asset value, end of period .......... $17.04 $21.93 $24.96 $21.57 $17.86 $21.61
Total return
e
....................... (22.30)% (6.03)% 18.43% 26.02% (16.38)% 39.90%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.83% 1.80% 1.78% 1.77% 1.81% 1.98%
Expenses net of waiver and payments by
affiliates .......................... 1.63% 1.63% 1.62% 1.63% 1.59% 1.80%
g
Net investment income ............... 1.33% 0.52%
c
0.35% 1.32%
d
0.74% 0.51%
Supplemental data
Net assets, end of period (000’s) ........ $27,862 $37,252 $20,234 $20,016 $18,025 $22,512
Portfolio turnover rate ................ 9.19% 21.89% 18.58% 17.71% 9.96% 8.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Developing Markets Trust
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.22 $25.23 $21.78 $18.02 $21.82 $15.70
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.27
c
0.25 0.39
d
0.28 0.22
Net realized and unrealized gains (losses) (5.08) (1.66) 3.89 4.45 (3.75) 6.19
Total from investment operations ........ (4.90) (1.39) 4.14 4.84 (3.47) 6.41
Less distributions from:
Net investment income .............. — (0.59) (0.34) (0.85) (0.33) (0.29)
Net realized gains ................. — (1.03) (0.35) (0.23) — —
Total distributions ................... — (1.62) (0.69) (1.08) (0.33) (0.29)
Net asset value, end of period .......... $17.32 $22.22 $25.23 $21.78 $18.02 $21.82
Total return
e
....................... (22.05)% (5.42)% 19.16% 26.89% (15.90)% 40.88%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.14% 1.15% 1.15% 1.21% 1.28%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.00% 1.00% 0.99% 0.96% 1.09%
g
Net investment income ............... 1.84% 1.06%
c
1.19% 1.96%
d
1.37% 1.22%
Supplemental data
Net assets, end of period (000’s) ........ $141,709 $214,696 $203,362 $120,791 $94,344 $103,734
Portfolio turnover rate ................ 9.19% 21.89% 18.58% 17.71% 9.96% 8.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Developing Markets Trust
Financial Highlights
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Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $22.26 $25.27 $21.82 $18.06 $21.86 $15.73
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.24
c
0.18 0.37
d
0.25 0.20
Net realized and unrealized gains (losses) (5.10) (1.66) 3.94 4.44 (3.75) 6.18
Total from investment operations ........ (4.92) (1.42) 4.12 4.81 (3.50) 6.38
Less distributions from:
Net investment income .............. — (0.56) (0.32) (0.82) (0.30) (0.25)
Net realized gains ................. — (1.03) (0.35) (0.23) — —
Total distributions ................... — (1.59) (0.67) (1.05) (0.30) (0.25)
Net asset value, end of period .......... $17.34 $22.26 $25.27 $21.82 $18.06 $21.86
Total return
e
....................... (22.10)% (5.55)% 19.01% 26.67% (15.99)% 40.59%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.33% 1.29% 1.28% 1.27% 1.31% 1.48%
Expenses net of waiver and payments by
affiliates .......................... 1.13% 1.13% 1.13% 1.13% 1.09% 1.30%
g
Net investment income ............... 1.83% 0.92%
c
0.87% 1.82%
d
1.24% 1.01%
Supplemental data
Net assets, end of period (000’s) ........ $166,513 $221,055 $244,645 $195,065 $156,766 $179,125
Portfolio turnover rate ................ 9.19% 21.89% 18.58% 17.71% 9.96% 8.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.69%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.40%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Developing Markets Trust
Schedule of Investments (unaudited), June 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

I
a a Industry Shares a Value
a
Common Stocks 92.5%
Brazil 2.6%
a
Americanas SA .................. Internet & Direct Marketing Retail 1,378,747 $ 3,537,950
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 734,374 1,537,868
a
M Dias Branco SA ................ Food Products 208,370 1,039,123
a
TOTVS SA ..................... Software 83,041 369,057
Vale SA ........................ Metals & Mining 1,346,229 19,693,007
a,b
XP, Inc., A ...................... Capital Markets 119,181 2,140,491
28,317,496
Cambodia 0.4%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 5,262,638 4,311,860
China 30.8%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 4,768,179 68,019,515
a
Baidu, Inc., A .................... Interactive Media & Services 489,832 9,278,923
a,c
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 37,797,200 12,469,601
Chervon Holdings Ltd. ............. Household Durables 34,100 192,665
China Merchants Bank Co. Ltd., A .... Banks 4,720,266 29,828,876
b
China Resources Cement Holdings Ltd. Construction Materials 15,598,694 10,509,111
China Resources Land Ltd. ......... Real Estate Management & Development 627,857 2,944,184
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 2,489,319 1,760,410
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 300,494 21,449,262
d
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 3,875,927 4,387,114
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 3,464,189 32,159,522
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,911,500 3,850,135
JD.com, Inc., A .................. Internet & Direct Marketing Retail 54,528 1,757,047
Keshun Waterproof Technologies Co.
Ltd., A ....................... Construction Materials 3,522,225 6,942,456
Longshine Technology Group Co. Ltd., A Software 1,723,099 6,496,477
NetEase , Inc. ................... Entertainment 470,514 8,864,194
a
Ping An Bank Co. Ltd., A ........... Banks 3,816,533 8,558,555
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 1,358,487 9,350,740
a
Prosus NV ..................... Internet & Direct Marketing Retail 365,666 23,677,076
Tencent Holdings Ltd. ............. Interactive Media & Services 981,186 44,413,245
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 1,917,971 9,628,214
Uni -President China Holdings Ltd. .... Food Products 9,720,998 8,359,110
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 1,230,263 2,330,413
a,d
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 558,120 5,171,185
332,398,030
Egypt 0.0%
†
E-Finance for Digital & Financial
Investments ................... IT Services 72,191 51,853
Hong Kong 1.3%
e
Techtronic Industries Co. Ltd. ....... Machinery 1,296,600 13,539,210
Hungary 0.7%
Richter Gedeon Nyrt . ............. Pharmaceuticals 436,594 7,900,408
India 9.4%
ACC Ltd. ....................... Construction Materials 73,947 1,995,414
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 178,649 10,402,333

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
ICICI Bank Ltd. .................. Banks 7,490,138 $ 67,297,213
Infosys Ltd. ..................... IT Services 571,004 10,613,991
Tata Consultancy Services Ltd. ...... IT Services 267,843 11,123,746
101,432,697
Indonesia 0.8%
Astra International Tbk . PT ......... Automobiles 18,818,468 8,386,762
Mexico 1.9%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 3,726,457 18,799,976
a,d
Nemak SAB de CV, 144A, Reg S .... Auto Components 8,826,866 1,746,977
20,546,953
Pakistan 0.1%
Habib Bank Ltd. ................. Banks 3,510,074 1,567,102
Peru 0.4%
b
Intercorp Financial Services, Inc. ..... Banks 189,791 4,441,109
Philippines 0.3%
BDO Unibank , Inc. ............... Banks 1,411,517 2,837,995
Russia 0.0%
c,f
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 414,906 —
a,c,f
Sberbank of Russia PJSC .......... Banks 5,058,740 —
a,c,d,f
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 134,941 —
a,c,f
Yandex NV, A ................... Interactive Media & Services 424,692 —
—
South Africa 1.0%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 3,416,043 7,366,667
Netcare Ltd. .................... Health Care Providers & Services 3,929,970 3,470,695
10,837,362
South Korea 20.6%
a,b,d
Delivery Hero SE, 144A, Reg S ...... Internet & Direct Marketing Retail 30,900 1,165,673
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 386,780 8,467,409
KT Skylife Co. Ltd. ............... Media 452,147 2,875,373
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 131,829 4,311,939
LG Chem Ltd. ................... Chemicals 8,617 3,448,638
LG Corp. ....................... Industrial Conglomerates 464,355 28,136,715
NAVER Corp. ................... Interactive Media & Services 178,070 33,459,868
POSCO Holdings, Inc. ............ Metals & Mining 67,716 12,165,382
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,150,657 95,559,717
Samsung Life Insurance Co. Ltd. ..... Insurance 404,073 19,671,014
Soulbrain Co. Ltd. ................ Chemicals 74,700 13,288,269
222,549,997
Taiwan 15.1%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,930,224 7,087,440
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 14,015 814,609
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 1,607,809 35,299,836
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 7,500,538 120,228,506
163,430,391

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 33 .
a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand 2.0%
Kasikornbank PCL ............... Banks 3,150,973 $ 13,467,131
Kiatnakin Phatra Bank PCL ......... Banks 2,196,220 3,864,297
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 1,035,600 355,713
Thai Beverage PCL ............... Beverages 9,206,700 4,277,050
21,964,191
United Kingdom 1.5%
Unilever plc ..................... Personal Products 345,109 15,727,415
United States 3.6%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 264,642 17,860,688
Genpact Ltd. .................... IT Services 490,902 20,794,609
38,655,297
Total Common Stocks (Cost $861,070,734) .....................................
998,896,128
a
Preferred Stocks 5.7%
Brazil 5.7%
g
Banco Bradesco SA, ADR, 6.5% ..... Banks 6,818,960 22,229,810
g
Itau Unibanco Holding SA, ADR, 2.78% Banks 4,414,091 18,892,309
g
Petroleo Brasileiro SA, 28.84% ...... Oil, Gas & Consumable Fuels 3,800,385 20,281,016
61,403,135
Total Preferred Stocks (Cost $78,924,257) ......................................
61,403,135
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $939,994,991) ...............................
1,060,299,263
Short Term Investments 1.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.7%
United States 1.7%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 18,526,150 18,526,150
Total Money Market Funds (Cost $18,526,150) ..................................
18,526,150
a a a a a
Total Short Term Investments (Cost $18,526,150 ) ................................
18,526,150
a a a
Total Investments (Cost $958,521,141) 99.9% ...................................
$1,078,825,413
Other Assets, less Liabilities 0.1% .............................................
1,211,551
Net Assets 100.0% ...........................................................
$1,080,036,964
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2022. See Note 1(d).

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $12,470,949, representing 1.2% of net assets.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
See Note 6 regarding investments in Russian securities.
g
Variable rate security. The rate shown represents the yield at period end.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Developing
Markets Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $939,994,991
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 18,526,150
Value - Unaffiliated issuers (Includes securities loaned of $7,429,737) ................................. $1,060,299,263
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 18,526,150
Foreign currency, at value (cost $1,654,667) ...................................................... 1,654,701
Receivables:
Investment securities sold ................................................................... 2,130,242
Capital shares sold ........................................................................ 301,023
Dividends ............................................................................... 7,782,375
Total assets .......................................................................... 1,090,693,754
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,551,687
Capital shares redeemed ................................................................... 1,395,257
Management fees ......................................................................... 511,670
Distribution fees .......................................................................... 182,577
Transfer agent fees ........................................................................ 161,348
Trustees' fees and expenses ................................................................. 61,488
Deferred tax ............................................................................... 4,974,372
Accrued expenses and other liabilities ........................................................... 818,391
Total liabilities ......................................................................... 10,656,790
Net assets, at value ................................................................. $1,080,036,964
Net assets consist of:
Paid-in capital ............................................................................. $998,055,705
Total distributable earnings (losses) ............................................................. 81,981,259
Net assets, at value ................................................................. $1,080,036,964

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets Trust
Class A:
Net assets, at value ....................................................................... $723,094,295
Shares outstanding ........................................................................ 41,475,029
Net asset value per share
a
.................................................................. $17.43
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $18.44
Class C:
Net assets, at value ....................................................................... $20,858,021
Shares outstanding ........................................................................ 1,226,353
Net asset value and maximum offering price per share
a
............................................. $17.01
Class R:
Net assets, at value ....................................................................... $27,861,980
Shares outstanding ........................................................................ 1,635,087
Net asset value and maximum offering price per share ............................................. $17.04
Class R6:
Net assets, at value ....................................................................... $141,709,332
Shares outstanding ........................................................................ 8,184,075
Net asset value and maximum offering price per share ............................................. $17.32
Advisor Class:
Net assets, at value ....................................................................... $166,513,336
Shares outstanding ........................................................................ 9,605,455
Net asset value and maximum offering price per share ............................................. $17.34
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Developing Markets Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Developing
Markets Trust
Investment income:
Dividends: (net of foreign taxes of $1,694,128)
Unaffiliated issuers ........................................................................ $18,492,960
Non-controlled affiliates (Note 3 f ) ............................................................. 8,408
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 3,243
Non-controlled affiliates (Note 3 f ) ............................................................. 45
Total investment income ................................................................... 18,504,656
Expenses:
Management fees (Note 3 a ) ................................................................... 6,540,504
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,036,350
    Class C ................................................................................ 126,782
    Class R ................................................................................ 79,738
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 913,273
    Class C ................................................................................ 27,904
    Class R ................................................................................ 35,134
    Class R6 ............................................................................... 32,832
    Advisor Class ............................................................................ 209,683
Custodian fees ............................................................................. 111,597
Reports to shareholders fees .................................................................. 124,424
Registration and filing fees .................................................................... 59,401
Professional fees ........................................................................... 59,123
Trustees' fees and expenses .................................................................. 51,327
Other .................................................................................... 27,804
Total expenses ......................................................................... 9,435,876
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,200,847)
Net expenses ......................................................................... 8,235,029
Net investment income ................................................................ 10,269,627
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $595,094)
Unaffiliated issuers ...................................................................... 15,180,698
Foreign currency transactions ................................................................ (362,895)
Net realized gain (loss) .................................................................. 14,817,803
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (348,635,102)
Translation of other assets and liabilities denominated in foreign currencies .............................. (207,629)
Change in deferred taxes on unrealized appreciation ............................................... 2,192,201
Net change in unrealized appreciation (depreciation) ............................................ (346,650,530)
Net realized and unrealized gain (loss) ............................................................ (331,832,727)
Net increase (decrease) in net assets resulting from operations .......................................... $(321,563,100)

Templeton Developing Markets Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Developing Markets Trust
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,269,627 $11,912,287
Net realized gain (loss) ................................................. 14,817,803 100,005,000
Net change in unrealized appreciation (depreciation) ........................... (346,650,530) (203,405,882)
Net increase (decrease) in net assets resulting from operations ................ (321,563,100) (91,488,595)
Distributions to shareholders:
Class A ............................................................. — (62,274,156)
Class C ............................................................. — (1,685,134)
Class R ............................................................. — (2,437,100)
Class R6 ............................................................ — (14,572,217)
Advisor Class ........................................................ — (14,959,729)
Total distributions to shareholders .......................................... — (95,928,336)
Capital share transactions: (Note 2 )
Class A ............................................................. (34,348,483) (54,051,626)
Class C ............................................................. (3,509,529) (13,723,889)
Class R ............................................................. (1,255,888) 22,503,442
Class R6 ............................................................ (26,154,557) 38,635,249
Advisor Class ........................................................ (6,153,367) 5,339,711
Total capital share transactions ............................................ (71,421,824) (1,297,113)
Net increase (decrease) in net assets ................................... (392,984,924) (188,714,044)
Net assets:
Beginning of period ..................................................... 1,473,021,888 1,661,735,932
End of period .......................................................... $1,080,036,964 $1,473,021,888

Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Developing Markets Trust (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, at June 30, 2022, the Fund
held $7,755,922 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund’s custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statement of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the
Statement of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business,
the Fund, enters into contracts with service providers
that contain general indemnification clauses. The Fund's
maximum exposure under these arrangements is unknown
as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022 , there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
1. Organization and Significant Accounting Policies
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,350,851 $26,891,108 4,111,526 $108,241,392
Shares issued in reinvestment of distributions .......... — — 2,565,665 56,812,922
Shares redeemed ............................... (3,116,078) (61,239,591) (8,483,464) (219,105,940)
Net increase (decrease) .......................... (1,765,227) $(34,348,483) (1,806,273) $(54,051,626)
Class C Shares:
Shares sold ................................... 69,814 $1,390,453 290,061 $7,535,946
Shares issued in reinvestment of distributions .......... — — 77,457 1,680,656
Shares redeemed
a
.............................. (254,048) (4,899,982) (907,340) (22,940,491)
Net increase (decrease) .......................... (184,234) $(3,509,529) (539,822) $(13,723,889)
Class R Shares:
Shares sold ................................... 199,214 $3,852,747 1,114,218 $28,566,513
Shares issued in reinvestment of distributions .......... — — 112,345 2,434,863
Shares redeemed ............................... (262,934) (5,108,635) (338,531) (8,497,934)
Net increase (decrease) .......................... (63,720) $(1,255,888) 888,032 $22,503,442
Class R6 Shares:
Shares sold ................................... 1,482,564 $28,658,346 2,751,462 $70,118,875
Shares issued in reinvestment of distributions .......... — — 450,864 9,896,787
Shares redeemed ............................... (2,962,065) (54,812,903) (1,598,953) (41,380,413)
Net increase (decrease) .......................... (1,479,501) $(26,154,557) 1,603,373 $38,635,249
Advisor Class Shares:
Shares sold ................................... 947,326 $18,375,322 4,281,577 $110,413,441
Shares issued in reinvestment of distributions .......... — — 643,526 14,152,944
Shares redeemed ............................... (1,274,293) (24,528,689) (4,674,674) (119,226,674)
Net increase (decrease) .......................... (326,967) $(6,153,367) 250,429 $5,339,711
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 1.039% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2022, the Fund paid transfer agent fees of $1,218,826, of which $638,062 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $17,336
CDSC retained .............................................................................. $5,482
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 5,912,137 $ 114,703,813 $ (102,089,800) $ — $ — $ 18,526,150 18,526,150 $ 8,408
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $— $8,983,873 $(8,983,873) $— $— $— — $45
Total Affiliated Securities ... $5,912,137 $123,687,686 $(111,073,673) $— $— $18,526,150 $8,453
3. Transactions with Affiliates
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.13%, and for Class R6 do not exceed 1.00%, based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, corporate actions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$116,514,084 and $192,211,348, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $5,852,689
Long term ................................................................................ 28,274,829
Total capital loss carryforwards ............................................................... $34,127,518
a
a
Includes $34,127,518 from the acquired Templeton BRIC Fund, which may be carried over to offset future capital gains, subject to certain limitations .
Cost of investments .......................................................................... $1,000,975,211
Unrealized appreciation ........................................................................ $332,078,546
Unrealized depreciation ........................................................................ (254,228,344)
Net unrealized appreciation (depreciation) .......................................................... $77,850,202
3. Transactions with Affiliates
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at June
30, 2022.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2022, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 28,317,496 $ — $ — $ 28,317,496
Cambodia ............................ — 4,311,860 — 4,311,860
China ............................... 31,077,476 288,850,953 12,469,601 332,398,030
Egypt ................................ — 51,853 — 51,853
Hong Kong ........................... — 13,539,210 — 13,539,210
Hungary ............................. — 7,900,408 — 7,900,408
India ................................ — 101,432,697 — 101,432,697
Indonesia ............................ — 8,386,762 — 8,386,762
Mexico .............................. 20,546,953 — — 20,546,953
Pakistan ............................. — 1,567,102 — 1,567,102
Peru ................................ 4,441,109 — — 4,441,109
Philippines ............................ — 2,837,995 — 2,837,995
Russia ............................... — — —
a
—
South Africa ........................... — 10,837,362 — 10,837,362
South Korea .......................... — 222,549,997 — 222,549,997
Taiwan ............................... — 163,430,391 — 163,430,391
Thailand ............................. — 21,964,191 — 21,964,191
United Kingdom ........................ — 15,727,415 — 15,727,415
United States .......................... 38,655,297 — — 38,655,297
Preferred Stocks ........................ 61,403,135 — — 61,403,135
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 18,526,150 — — 18,526,150
Total Investments in Securities ........... $202,967,616 $863,388,196
b
$12,469,601 $1,078,825,413
8. Credit Facility
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2022, are as follows:
a
Includes securities determined to have no value at June 30, 2022.
b
Includes foreign securities valued at $863,388,196, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
China ...... $ 13,507,904 $ — $ — $ — $ — $ — $ — $ (1,038,303) $ 12,469,601 $ (1,038,303)
Russia ...... — 14,188,973 — 64,431,846 — — — (78,620,819) —
c
(78,620,819)
Escrows and
Litigation Trusts —
c
— — — — — — — —
c
—
Total Investments in
Securities ....... $13,507,904 $14,188,973 $— $64,431,846 $— $— $— $(79,659,122) $12,469,601 $(79,659,122)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
May include amounts related to a corporate action.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Assets:
Investments in Securities:
Common Stocks:
China
.....................
$12,469,601 Discount to last traded
price
Discount 0.0% Decrease
Index movement -12.4% Increase
b
All Other Investments
..........
—
c
Total
.......................
$12,469,601
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Includes securities determined to have no value at June 30,2022.
9. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
10. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt

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Board Approval of Investment
Management Agreements
TEMPLETON DEVELOPING MARKETS TRUST
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of the Fund,
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Templeton Asset Management Ltd. (TAML) and the
Fund, and an investment sub-advisory agreement between
TAML and Franklin Templeton Investment Management
Limited (Sub-Adviser), an affiliate of TAML, on behalf of the
Fund, for an additional one-year period (each a Management
Agreement). The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of each
Management Agreement. TAML and the Sub-Adviser are
each referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board

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specifically noted FT’s commitment to being a global leader in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional emerging markets funds.
The Board noted that the Fund’s annualized total return
for the one- and 10-year periods was below the median of
its Performance Universe, but for the three- and five-year
periods was above the median of its Performance Universe
and exceeded 10%. The Board concluded that the Fund’s
performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each
other fund in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and
17 other emerging markets funds. The Board noted that
the Management Rate for the Fund was slightly above the
median of its Expense Group. The Board also noted that
the actual total expense ratio for the Fund was below the
median and in the second quintile of its Expense Group. The
Board further noted that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board also
noted that the Fund’s Sub-Adviser is paid by TAML out of
the management fee TAML receives from the Fund and that
the allocation of the fee between TAML and the Sub-Adviser
reflected the services provided by each to the Fund. The
Board concluded that the Management Rate charged to the
Fund and the sub-advisory fee paid to the Sub-Adviser are
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by TAML and its affiliates in connection with the operation of the Fund. In this respect, the Board
considered the Fund profitability analysis provided that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2021, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.

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The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Managers’ view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across
the FT family of funds as a whole. The Board concluded
that, to the extent economies of scale may be realized by
each Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.

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In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

711 S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Developing Markets Trust
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
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(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial expert are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments. N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
 There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 26, 2022